General Principles for the Preparation of the Consolidated Financial Statements (Details)	12 Months Ended
Dec. 31, 2023 EUR (€)
General Principles for the Preparation of the Consolidated Financial Statements [Line Items]
Net loss	€ 4,911,665
Equity attributable to shareholders	2,944,490
Net liabilities	5,545,786
Net current liabilities	4,193,848
Net cash used in operations	€ 2,418,524
Shareholders own percentage	35.00%
Percentage of shareholding in common shares	35.00%
Net income rate	15.00%
Consideration amount	€ 181,000
Discount rate	25.00%
Fudbalski Klub Akademija Pandev [Member]
General Principles for the Preparation of the Consolidated Financial Statements [Line Items]
Percentage of shareholding in common shares	90.00%
Union of European Football Associations [Member]
General Principles for the Preparation of the Consolidated Financial Statements [Line Items]
Net income rate	15.00%